Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Unrecognized tax benefit — beginning of year	$ 132,336	$ 162,885	$ 203,350	$ 237,541
Additions for current year tax positions	5,684	964	5,166
Additions for prior year tax positions	0	5,048	5,079
Reductions for prior year tax positions	(5,849)	(7,878)	(11,432)
Settlements	(764)	(7,434)	(24,868)
Reductions due to expirations of statute of limitations	(29,620)	(22,293)	(21,508)
Foreign currency translation	0	(8,872)	8,872
Addition due to acquisition	$ 0	$ 0	$ 4,500